CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Distributions paid to common stockholders, declared but not yet reinvested	$ 49,556	$ 49,556